    As filed with the Securities and Exchange Commission on November 30, 2001

                                                Securities Act File No. 33-85060
                                       Investment Company Act File No. 811-05348

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------
                                    Form N-2

          Registration Statement under the Securities Act of 1933      [_]
                        Pre-Effective Amendment No.                    [_]
                        Post Effective Amendment No.                   [_]
                                     and/or
       Registration Statement under the Investment Company Act of 1940 [X]
                              Amendment No. 10                         [X]

                        (check appropriate box or boxes)
                                   ----------

                               The Thai Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                           1221 Avenue of the Americas
                            New York, New York 10020

                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (212) 762-7500

                                   ----------

                                RONALD E. ROBISON
                               The Thai Fund, Inc.
                  c/o Morgan Stanley Investment Management Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

                          LEONARD B. MACKEY, JR., ESQ.
                       Clifford Chance Rogers & Wells LLP
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000
                                   ----------

================================================================================

                                EXPLANATORY NOTE

This filing is made solely for the purpose of filing as an Exhibit the Amended and Restated By-Laws of The Thai Fund, Inc.

                           PART C -- OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(1)      Financial Statements (Not applicable)

(2)      Exhibits

           (a) (1)    --     Articles of Incorporation (Previously filed as Exhibit 2(a)(1) the Registrant's
                             Registration Statement on form N-2 (file No. 33-85060))*
               (2)    --     Articles of Incorporation (Previously filed as Exhibit 2(a)(2) to the Registrant's
                             Registration Statement on form N-2 (file No. 33-85060))*
               (3)    --     Articles of Incorporation (Previously filed as Exhibit 2(a)(3) to the Registrant's
                             Registration Statement on form N-2 (file No. 33-85060))*
               (4)    --     Articles of Amendment (Previously filed as Exhibit 2(a)(4) to the Registrant's
                             Registration Statement on form N-2 (file No. 33-85060))*
           (b)        --     Amended and Restated By-Laws **
           (c)        --     Not applicable
           (d)        --     Specimen certificate for Common Stock, par value $.01 per share (Previously filed as
                             Exhibit 2(d) to the Registrant's Registration Statement on form N-2 (file No. 33-85060))*
           (e)        --     Dividend Reinvestment and Cash Purchase Plan (Previously filed as Exhibit 2(e) to the Registrant's Registration Statement on form N-2 (file No. 33-85065))*
           (f)        --     Not applicable
           (g) (1)    --     Fund Investment Agreement between Registrant and Morgan Stanley Asset Management
                             Inc. (Previously filed as Exhibit 2(g)(1) to the Registrant's Registration
                             Statement on form N-2 (file No. 33-85060))*
               (2)    --     Technical Assistance and Seconding Agreement among Registrant, Morgan Stanley
                             Asset Management Inc. and The Mutual Fund Public Company Limited (Previously filed as Exhibit 2(g)(2) to the Registrant's Registration Statement on form N-2 (file
                             No. 33-85060))*
               (3)    --     Investment Contract between Registrant and The Mutual Fund Public Company Limited
                             (Previously filed as Exhibit 2(g)(3) to the Registrant's Registration Statement on
                             form N-2 (file No. 33-85060))*
           (h) (1)    --     Form of Dealer Manager Agreement (Previously filed as Exhibit 2(h)(1) to the
                             Registrant's Registration Statement on form N-2 (file No. 33-85060))*
               (2)    --     Form of Soliciting Dealer Agreement (Previously filed as Exhibit 2(h)(2) to the
                             Registrant's Registration Statement on form N-2 (file No. 33-85060))*
           (i)        --     Not applicable
           (j) (1)    --     Thai Custody Agreement among Registrant, The Mutual Fund Public Company Limited and The Thai Farmers Bank Limited (Previously filed as Exhibit 2(j)(1) to the
                             Registrant's Registration Statement on form N-2 (file No. 33-85060))*
               (2)    --     U.S. Custody Agreement between Registrant and United States Trust Company of New
                             York (Previously filed as Exhibit 2(j)(2) to the Registrant's Registration
                             Statement on form N-2 (file No. 33-85060))
           (k) (1)    --     Form of Agreement for Stock Transfer Services (Previously filed as Exhibit 2(k)(1)
                             to the Registrant's Registration Statement on form N-2 (file No. 33-85060))*
               (2)    --     MSAM Administration Agreement between Morgan Stanley Asset Management Inc. and
                             Registrant (Previously filed as Exhibit 2(k)(2) to the Registrant's Registration
                             Statement on form N-2 (file No. 33-85060))*

               (3)    --     U.S. Trust Administration Agreement between the Registrant and United States Trust
                             Company of New York (Previously filed as Exhibit 2(k)(3) to the Registrant's
                             Registration Statement on form N-2 (file No. 33-85060))*
               (4)    --     Form of Information Agent Agreement (Previously filed as Exhibit 2(k)(4) to the
                             Registrant's Registration Statement on form N-2 (file No. 33-85060))*
           (l) (1)    --     Opinion and Consent of Sullivan & Cromwell (Previously filed as Exhibit 2(l)(1) to the Registrant's Registration Statement on form N-2 (file No. 33-85060))*
               (2)    --     Consent of Chandler & Thong-Ek Law Offices Ltd. (Previously filed as
                             Exhibit 2(l)(2) to the Registrant's Registration Statement on form N-2 (file
                             No. 33-85060))*
           (m)        --     Not applicable
           (n)        --     Consent of Price Waterhouse LLP (Previously filed as Exhibit 2(n) to the
                             Registrant's Registration Statement on form N-2 (file No. 33-85060))*
           (o)        --     Not applicable
           (p)        --     Not applicable
           (q)        --     Not applicable

Other Exhibit: Powers of Attorney*

---------------
    *    Previously filed.
    **   Filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of November, 2001.

                                              THE THAI FUND, INC.



                                              By: /s/ Stefanie V. Chang
                                                 -------------------------------
                                                  Stefanie V. Chang
                                                  Vice President

                                  EXHIBIT INDEX



                                                                 Sequentially
      Exhibit                                                      Numbered
      Number                         Exhibit                         Page
-----------------   -------------------------------------------  -------------
       2(b)         Amended and Restated By-Laws